American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2024

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.2%
Focused Dynamic Growth Fund G Class(2)	26,318	1,501,443
Focused Large Cap Value Fund G Class	14,774,321	151,732,274
Growth Fund G Class	1,891,134	102,650,753
Heritage Fund G Class	1,420,861	38,974,216
Mid Cap Value Fund G Class	3,986,564	62,628,926
Select Fund G Class	227,642	25,015,610
Small Cap Growth Fund G Class(2)	993,020	20,684,604
Small Cap Value Fund G Class	2,002,296	20,823,881
Sustainable Equity Fund G Class	3,526,673	176,792,112
		600,803,819
Domestic Fixed Income Funds — 35.3%
Diversified Bond Fund G Class	34,384,929	306,025,869
High Income Fund G Class	7,957,903	67,164,701
Inflation-Adjusted Bond Fund G Class	7,009,792	71,499,878
Short Duration Fund G Class	7,837,237	75,629,338
Short Duration Inflation Protection Bond Fund G Class	6,504,581	66,021,497
		586,341,283
International Fixed Income Funds — 14.3%
Emerging Markets Debt Fund G Class	3,391,785	29,474,612
Global Bond Fund G Class	24,406,847	208,434,471
		237,909,083
International Equity Funds — 14.2%
Emerging Markets Fund G Class	1,361,647	14,610,472
Global Real Estate Fund G Class	1,732,616	20,306,259
International Growth Fund G Class	7,062,951	86,309,262
International Small-Mid Cap Fund G Class	1,747,587	17,038,976
International Value Fund G Class	10,050,236	86,532,529
Non-U.S. Intrinsic Value Fund G Class	1,198,437	11,241,342
		236,038,840
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,507,825,775)		1,661,093,025
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,661,093,025

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$4,358	—	$1,813	$(1,044)	$1,501	26	$1,269	—
Focused Large Cap Value Fund	148,310	$15,091	14,751	3,082	151,732	14,774	90	$5,546
Growth Fund	78,781	30,315	13,456	7,011	102,651	1,891	2,465	4,565
Heritage Fund	42,475	2,048	7,213	1,664	38,974	1,421	2,058	269
Mid Cap Value Fund	63,728	5,901	5,239	(1,761)	62,629	3,987	229	3,344
Select Fund	—	25,504	1,464	976	25,016	228	52	1,199
Small Cap Growth Fund(3)	18,220	3,966	2,263	762	20,685	993	(211)	—
Small Cap Value Fund	18,856	4,219	2,325	74	20,824	2,002	248	307
Sustainable Equity Fund	179,404	13,058	27,048	11,378	176,792	3,527	2,531	4,424
Diversified Bond Fund	357,429	25,033	76,513	77	306,026	34,385	(10,588)	11,808
High Income Fund	76,722	3,877	16,690	3,256	67,165	7,958	(2,376)	3,813
Inflation-Adjusted Bond Fund	78,543	4,254	9,699	(1,598)	71,500	7,010	(1,055)	2,601
Short Duration Fund	75,359	7,742	8,001	529	75,629	7,837	(585)	2,828
Short Duration Inflation Protection Bond Fund	65,151	6,141	5,749	478	66,021	6,505	(267)	1,808
Emerging Markets Debt Fund	35,160	1,487	7,158	(14)	29,475	3,392	(1,081)	1,488
Global Bond Fund	168,514	67,338	30,354	2,936	208,434	24,407	(4,987)	5,266
Emerging Markets Fund	17,943	379	3,286	(426)	14,610	1,362	211	365
Global Real Estate Fund	21,233	1,350	2,181	(96)	20,306	1,733	(317)	745
International Growth Fund	85,115	9,586	7,219	(1,173)	86,309	7,063	261	1,535
International Small-Mid Cap Fund	18,000	566	2,067	540	17,039	1,748	(401)	374
International Value Fund	83,708	8,395	6,830	1,260	86,533	10,050	396	4,651
Non-U.S. Intrinsic Value Fund	13,848	1,437	2,599	(1,444)	11,242	1,198	(33)	1,436
Disciplined Growth Fund	49,704	169	32,644	(17,229)	—	—	18,866	169
International Bond Fund(3)	34,221	216	38,674	4,237	—	—	(4,315)	—
	$1,734,782	$238,072	$325,236	$13,475	$1,661,093	143,497	$2,460	$58,541
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.